SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of the net income (Loss) per share of common stock (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Allocation of net (loss) income	$ (15,379,000)	$ (2,497,000)	$ (33,018,000)	$ (7,553,000)	$ (52,556,000)	$ (55,637,000)
Denominator
Weighted-average shares outstanding, Basic	138,825,356	138,825,356	138,825,356	138,825,356	138,825,356	126,252,622
Weighted-average shares outstanding, Diluted	138,825,356	138,825,356	138,825,356	138,825,356	138,825,356	126,252,622
Basic net (loss) income per common share	$ (0.11)	$ (0.02)	$ (0.24)	$ (0.05)	$ (0.38)	$ (0.44)
Diluted net (loss) income per common share	$ (0.11)	$ (0.02)	$ (0.24)	$ (0.05)	$ (0.38)	$ (0.44)
PRIVETERRA ACQUISITION CORP. | Class A Common stock
Numerator:
Allocation of net (loss) income	$ (886,698)	$ 1,493,683	$ (2,264,201)	$ 3,712,398	$ 5,100,276	$ 6,417,873
Denominator
Weighted-average shares outstanding, Basic	2,002,272	27,600,000	7,559,570	27,600,000	27,600,000	24,499,726
Weighted-average shares outstanding, Diluted	2,002,272	27,600,000	7,559,570	27,600,000	27,600,000
Basic net (loss) income per common share	$ (0.44)	$ 0.05	$ (0.30)	$ 0.13	$ 0.18	$ 0.26
Diluted net (loss) income per common share	$ (0.44)	$ 0.05	$ (0.30)	$ 0.13	$ 0.18
PRIVETERRA ACQUISITION CORP. | Class B common stock
Numerator:
Allocation of net (loss) income	$ (3,055,639)	$ 373,421	$ (2,066,651)	$ 928,099	$ 1,275,069	$ 1,782,958
Denominator
Weighted-average shares outstanding, Basic	6,900,000	6,900,000	6,900,000	6,900,000	6,900,000	6,806,301
Weighted-average shares outstanding, Diluted	6,900,000	6,900,000	6,900,000	6,900,000	6,900,000	6,806,301
Basic net (loss) income per common share	$ (0.44)	$ 0.05	$ (0.30)	$ 0.13	$ 0.18	$ 0.26
Diluted net (loss) income per common share	$ (0.44)	$ 0.05	$ (0.30)	$ 0.13	$ 0.18	$ 0.26